Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2013
Prospectus Date	rr_ProspectusDate	May 31, 2013
MainStay Marketfield Fund (Prospectus Summary) | MainStay Marketfield Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPDX